Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 8: Subsequent Events

As of March 31, 2025, the Company entered into a reseller and distribution agreement to provide software development kit (SKD) to the reseller to use and/or resell to their customers. The Company will provide the reseller with a Software Development Kit (SDK) and an encryption key to install on their computer system and servers. In return, the reseller is to pay an initial one-time paid-up SDK fee of $500,000, due within forty-five (45) days following the execution of the Agreement.

On April 1, 2025, the Company issued 1,000,000 shares of common stock at $0.50 per share and collected $500,000.

In April 2025, Rowland Day agreed to extend the maturity date on all of his outstanding secured promissory notes payable to July 31, 2025.

Note 10. Subsequent Events

In December 2024, The Company entered into employment agreements with Mr. Leal and Mr. Day, each of which will become effective as of the effective date of the anticipated registration statement. Pursuant to the employment agreements, Mr. Day has agreed to serve as President, Chief Financial Officer, Secretary, Chief Legal Officer and Chairman of the Board of the Company and Mr. Leal has agreed to serve as Chief Executive Officer and as a Director for five years from the effective date in consideration for an annualized salary of $300,000, payable in regular installments in accordance with the usual payment practices of the Company. The employment agreements contemplate annual bonus awards based on the achievement of performance objectives and targets established annually by the Board of Directors and possible additional bonuses for services and results achieved by Mr. Day and Mr. Leal.

In February 2024, the Company issued convertible notes payable to two investors in exchange for $250,000. The convertible notes mature six months following that date of issuance and do not accrue interest. The notes are convertible into common shares as follows: (i) on the next equity financing conversion: the principal balance on each note will convert into shares upon the closing of the next equity financing. The number of conversion shares the Company issues upon such conversion will equal the quotient obtained by dividing (x) the outstanding principal balance under each converting note on the closing date of the next equity financing by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date. The Company evaluated the conversion feature and determined that no embedded derivative liability existed on the issuance dates.

On February 6, 2025, the Company issued a convertible note payable to a related party, Roy Chestnutt, director and audit committee member, in exchange for $50,000. The convertible notes mature six months following that date of issuance and do not accrue interest. The notes are convertible into common shares as follows: (i) on the next equity financing conversion: the principal balance on each note will convert into shares upon the closing of the next equity financing. The number of conversion shares the Company issues upon such conversion will equal the quotient obtained by dividing (x) the outstanding principal balance under each converting note on the closing date of the next equity financing by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date. The Company evaluated the conversion feature and determined that no embedded derivative liability existed on the issuance dates.

On February 24, 2025 and February 26, 2025, the Company issued convertible notes payable to two related parties, sons of Manoel Amorim, an independent director nominee, in aggregate principal amount of $50,000. The convertible notes mature six months following that date of issuance and do not accrue interest. The notes are convertible into common shares as follows: (i) on the next equity financing conversion: the principal balance on each note will convert into shares upon the closing of the next equity financing. The number of conversion shares the Company issues upon such conversion will equal the quotient obtained by dividing (x) the outstanding principal balance under each converting note on the closing date of the next equity financing by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date. The Company evaluated the conversion feature and determined that no embedded derivative liability existed on the issuance dates.

On February 27, 2025, Rowland Day agreed to extend the maturity date on all of his outstanding secured promissory notes payable to April 11, 2025.